- COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2016
- COMMITMENTS AND CONTINGENCIES [Abstract]
- COMMITMENTS AND CONTINGENCIES

NOTE 8 - COMMITMENTS AND CONTINGENCIES

The Company has entered in the one year rental agreement starting on August 16, 2015 and ending on August 16, 2016, with monthly price of $200. The office is 30 square meters in underground passage on Sasunci Davit Square, Yerevan, Armenia.

ILLUMITRY CORP.

NOTES TO THE UNAUDITED FINANCIAL STATEMENTS

FOR THE THREE MONTHS ENDED MARCH 31, 2016 AND MARCH 31, 2015